Impairment Testing Of Intangible Assets With Indefinite Useful Lives - Summary Of The Sensitivity Of The Impairment Testing To Reasonably Possible Changes In Key Assumptions (Detail) - EUR (€)
€ in Thousands
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Goodwill [member] | WACC [member] | Lanvin [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Increase in unobservable input, assets	€ 3,781	€ 3,810
Goodwill [member] | WACC [member] | Wolford [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Increase in unobservable input, assets	5,336	5,904
Goodwill [member] | WACC [member] | St. John [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Increase in unobservable input, assets	1,661	1,928
Goodwill [member] | Long Term Growth Rate [Member] | Lanvin [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Decrease in unobservable input, assets	1,601	1,522
Goodwill [member] | Long Term Growth Rate [Member] | Wolford [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Decrease in unobservable input, assets	2,305	2,507
Goodwill [member] | Long Term Growth Rate [Member] | St. John [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Decrease in unobservable input, assets	672	782
Brand [member] | WACC [member] | Lanvin [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Increase in unobservable input, assets	1,070	1,002
Brand [member] | WACC [member] | Wolford [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Increase in unobservable input, assets	620	491
Brand [member] | WACC [member] | St. John [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Increase in unobservable input, assets	399	330
Brand [member] | WACC [member] | Sergio Rossi [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Increase in unobservable input, assets	54	23
Brand [member] | Long Term Growth Rate [Member] | Lanvin [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Decrease in unobservable input, assets	372	310
Brand [member] | Long Term Growth Rate [Member] | Wolford [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Decrease in unobservable input, assets	246	172
Brand [member] | Long Term Growth Rate [Member] | St. John [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Decrease in unobservable input, assets	146	110
Brand [member] | Long Term Growth Rate [Member] | Sergio Rossi [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Decrease in unobservable input, assets	16	6
Brand [member] | Royalty Rate [Member] | Lanvin [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Decrease in unobservable input, assets	1,656	2,236
Brand [member] | Royalty Rate [Member] | Wolford [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Decrease in unobservable input, assets	2,121	2,053
Brand [member] | Royalty Rate [Member] | St. John [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Decrease in unobservable input, assets	1,074	1,118
Brand [member] | Royalty Rate [Member] | Sergio Rossi [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Decrease in unobservable input, assets	€ 265	€ 334